John Hancock Small Cap Core Fund Average Annual Total Returns - Class A I R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(7.09%)	3.54%	8.58%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(8.04%)	2.54%	7.51%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.51%)	2.61%	6.72%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	(1.90%)	4.87%	9.35%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	(1.81%)	4.98%	9.46%